Leases (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of lease liabilities remaining operating leases

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Operating lease cost	$—	$32,129
Short-term lease cost	78,706	41,051
Total	$78,706	$73,180

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of lease liabilities remaining operating leases

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Operating lease cost	$70,862	$109,184	$98,690
Short-term lease cost	53,891	105,517	193,525
Total	$124,753	$214,701	$292,215